Business acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2021
Recognized amounts of identifiable assets acquired and liabilities assumed
Amortization of intangible assets	$ 1,384,000	$ 2,322,000	$ 1,933,000
Goodwill	0	31,928,000	56,142,000
Netless
Business Combination, Consideration Transferred [Abstract]
Cash				$ 3,150,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents				556,000
Accounts receivable				203,000
Prepayments and other current assets				24,000
Contract asset				15,000
Fixed assets				85,000
Intangible assets, net				213,000
Other non-current assets				850,000
Salary and welfare payable				(31,000)
Taxes payable and other accrued liabilities				(16,000)
Deferred tax liabilities				(53,200)
Total identifiable net assets acquired				911,000
Goodwill				3,089,000
Total purchase consideration				$ 4,000,000
Deferred tax liability, period of recognition				5 years
Finite-lived intangible asset, useful life				5 years
Netless | General and Administrative Expense [Member] | Developed Technology [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Amortization of intangible assets	42,600	$ 42,600	42,600
Acquisition Of Easemob [Member]
Business Combination, Consideration Transferred [Abstract]
Cash			53,350,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents			1,331,000
Accounts receivable			451,000
Prepayments and other current assets			704,000
Contract asset			705,000
Fixed assets			2,000
Intangible assets, net			8,155,000
Operating lease right-of-use assets			413,000
Other non-current assets			26,000
Accounts payable			(134,000)
Advances from customers			(6,710,000)
Salary and welfare payable			(2,863,000)
Taxes payable and other accrued liabilities			(200,000)
Operating lease liabilities			(363,000)
Deferred tax liabilities			(1,219,000)
Total identifiable net assets acquired			298,000
Goodwill			53,052,000
Total purchase consideration			$ 53,350,000		$ 53,400,000
Acquisition Of Easemob [Member] | Developed Technology [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets, net	$ 4,000,000
Finite-lived intangible asset, useful life	5 years
Acquisition Of Easemob [Member] | Accrued Expenses And Other Liabilities Current [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Business Combination, Contingent Consideration, Liability, Current	$ 2,600,000